Share-based Compensation (Summary of information regarding Share Options at Grant date) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			36 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 31, 2010 Share Options Grant One [Member]	Dec. 31, 2012 Share Options Grant One [Member]	Jul. 31, 2010 Share Options Grant Two [Member]	Dec. 31, 2012 Share Options Grant Two [Member]	Jan. 31, 2011 Share Options Grant Three [Member]	Dec. 31, 2012 Share Options Grant Three [Member]	Feb. 28, 2011 Share Options Grant Four [Member]	Dec. 31, 2012 Share Options Grant Four [Member]	Mar. 31, 2011 Share Options Grant Five [Member]	Dec. 31, 2012 Share Options Grant Five [Member]	Jul. 31, 2011 Share Options Grant Six [Member]	Dec. 31, 2012 Share Options Grant Six [Member]	Jul. 31, 2011 Share Options Grant Seven [Member]	Dec. 31, 2012 Share Options Grant Seven [Member]	Oct. 31, 2011 Share Options Grant Eight [Member]	Dec. 31, 2012 Share Options Grant Eight [Member]	Jan. 31, 2012 Share Options Grant Nine [Member]	Dec. 31, 2012 Share Options Grant Nine [Member]	Feb. 29, 2012 Share Options Grant Ten [Member]	Dec. 31, 2012 Share Options Grant Ten [Member]	Mar. 31, 2012 Share Options Grant Eleven [Member]	Dec. 31, 2012 Share Options Grant Eleven [Member]	Apr. 30, 2012 Share Options Grant Twelve [Member]	Dec. 31, 2012 Share Options Grant Twelve [Member]	Jul. 31, 2012 Share Options Grant Thirteen [Member]	Dec. 31, 2012 Share Options Grant Thirteen [Member]	Jul. 31, 2012 Share Options Grant Fourteen [Member]	Dec. 31, 2012 Share Options Grant Fourteen [Member]	Oct. 31, 2012 Share Options Grant Fifteen [Member]	Dec. 31, 2012 Share Options Grant Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date						Jan. 01, 2010		Jul. 01, 2010		Jan. 01, 2011		Feb. 14, 2011		Mar. 03, 2011		Jul. 01, 2011		Jul. 01, 2011		Oct. 01, 2011		Jan. 20, 2012		Feb. 10, 2012		Mar. 01, 2012		Apr. 15, 2012		Jul. 15, 2012		Jul. 15, 2012		Oct. 15, 2012
Options granted	4,213,000	8,294,900	5,149,000	17,656,900	110,000		5,039,000		3,786,200		700,000		704,500		2,689,200		40,000		375,000		1,834,500		935,000		33,000		171,500		427,500		40,000		771,500
Fair value per ordinary share at grant date					$ 1.80		$ 2.58		$ 5.01		$ 6.60		$ 7.21		$ 14.09		$ 14.09		$ 10.89		$ 11.67		$ 11.17		$ 14.00		$ 14.52		$ 10.95		$ 10.95		$ 14.73
Exercise price per option					$ 2.20		$ 2.80		$ 5.20		$ 5.20		$ 6.00		$ 12.94		$ 9.67		$ 10.89		$ 10.67		$ 11.35		$ 14.09		$ 14.52		$ 10.95		$ 10.67		$ 14.67
Intrinsic value at grant date					$ 0		$ 0		$ 0		$ 981		$ 849		$ 3,102		$ 177		$ 0		$ 1,835		$ 0		$ 0		$ 0		$ 0		$ 11		$ 51